Intangible Assets and Goodwill - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Amortizing assets [Line Items]
Gross Amount	$ 758	$ 866
Accumulated Amortization	(402)	(417)
Amortization expense for intangible assets	117	117	$ 110
Annual amortization expense for intangible assets [Abstract]
2017	107
2018	93
2019	46
2020	30
2021	25
Intangible Assets, Net (Including Goodwill) [Abstract]
Intangible Assets, Gross (Excluding Goodwill)	866	866
Other noncurrent assets
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	104	23
In-process R&D
Non-amortizing assets [Line Items]
Gross Amount	108	0
Product and process technology
Amortizing assets [Line Items]
Gross Amount	757	864
Accumulated Amortization	(402)	(416)
Product and process technology intangible asset capitalized during period	$ 30	$ 98
Product and process technology intangible asset capitalized during period, weighted-average useful lives (in years)	10 years	7 years
Other
Amortizing assets [Line Items]
Gross Amount	$ 1	$ 2
Accumulated Amortization	$ 0	$ (1)